Stockholders Equity (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2015
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted	Weighted Average
	Number	Average	Grant Date
	of Options	Exercise Price	Fair Value
Outstanding at February 1, 2014	75,125	$13.60
Expired	(7,125)	$10.00
Granted	1,726,875	$5.20	$8.40

Outstanding at January 31, 2015	1,794,875	$5.48	$8.40
Expired	(9,375)	$23.33
Forfeited	(3,750)	$4.48
Granted	422,399	$4.48	$4.16

Outstanding at October 31, 2015	2,204,149	$5.22

Exercisable at October 31, 2015	1,113,471	$5.49

Exercisable at January 31, 2015	346,563	$6.80

		Weighted	Weighted Average
	Number	Average	Grant Date
	of Options	Exercise Price	Fair Value
Outstanding at February 1, 2013	47,125	$10.00
Granted	39,250	$20.00	$17.60
Cancelled	(11,250)	$20.00
Outstanding at January 31, 2014	75,125	$13.60
Expired	(7,125)	$10.00
Granted	1,726,875	$5.20	$8.40

Outstanding at January 31, 2015	1,794,875	$5.60	$8.40

Exercisable at January 31, 2015	346,563	$6.80

Exercisable at January 31, 2014	56,155	$15.20

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
	Exercise	Expiry	Number
Number	Price	Date	Vested
375	$10.00	December 19, 2015	375
3,750	$14.00	January 6, 2016	3,750
3,750	$22.00	January 6, 2016	3,750
5,000	$30.00	January 6, 2016	5,000
1,375	$10.00	April 1, 2016	1,375
15,000	$10.00	October 9, 2017	15,000
1,250	$10.00	February 1, 2018	1,250
3,750	$10.00	May 1, 2018	3,750
2,000	$10.00	April 1, 2019	2,000
25,000	$10.00	July 30, 2022	25,000
1,699,250	$5.12	June 6, 2024	949,750
25,000	$6.00	June 10, 2024	15,000
37,500	$4.48	February 3, 2025	-
37,500	$4.48	February 25, 2025	-
6,250	$4.80	July 6, 2025	-
337,399	$4.40	August 18, 2025	87,471

2,204,149			1,113,471

	Exercise	Expiry	Number
Number	Price	Date	Vested
500 *	$10.00	February 1, 2015	500
2,250 *	$10.00	February 14, 2015	2,250
375	$10.00	July 25, 2015	375
6,250	$30.00	October 1, 2015	6,250
375	$10.00	December 19, 2015	375
3,750	$14.00	January 6, 2016	3,750
3,750	$22.00	January 6, 2016	3,750
5,000	$30.00	January 6, 2016	5,000
1,375	$10.00	April 1, 2016	1,375
15,000	$10.00	October 9, 2017	15,000
1,250	$10.00	February 1, 2018	1,250
3,750	$10.00	May 1, 2018	1,875
2,000	$10.00	April 1, 2019	2,000
25,000	$10.00	July 30, 2022	25,000
1,699,250	$5.12	June 6, 2024	277,813
25,000	$6.00	June 10, 2024	-

1,794,875			346,563

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2015	2014
Expected term of stock option (years) (1)	6.43	2.14
Expected volatility (2)	124.33%	142.13%
Stock price at date of issuance	$4.71	$5.60
Risk-free interest rate	1.81%	0.53%
Dividend yields	0.00%	0.00%

	2015	2014
Expected term of stock option (years) (1)	6.54	1.48
Expected volatility (2)	110.84%	184.40%
Stock price at date of issuance	$5.20	$28.40
Risk-free interest rate	2.07%	0.18%
Dividend yields	0.00%	0.00%

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Exercise	Expiry
Number	Price	Date
6,250	$4.00	November 14, 2016
6,250	$4.00	November 26, 2016
5,688	$4.00	December 24, 2016
12,451	$10.00	August 10, 2017
3,750	$10.00	August 10, 2018
60,001	$6.00	April 4, 2019
555,968	$6.00	June 10, 2019
155,052	$3.00	June 10, 2019
168,883	$6.00	July 8, 2019
29,343	$3.00	July 8, 2019
24,625	$8.00	October 23, 2019
365,688	$4.80	June 15, 2022
36,569 (1)	$4.80	June 15, 2022
15,000	$4.80	July 6, 2022
62,500	$5.11	September 1, 2022

1,508,018

	Exercise	Expiry
Number	Price	Date
6,000	$10.00	April 7, 2015
3,000	$10.00	April 19, 2015
2,611	$30.00	April 19, 2015
3,000	$11.20	October 4, 2015
12,451	$10.00	August 10, 2017
6,250	$4.00	November 14, 2016
6,250	$4.00	November 26, 2016
5,688	$4.00	December 24, 2016
3,750	$10.00	August 10, 2018
60,001	$6.00	April 4, 2019
1,106,459	$6.00	June 10, 2019
155,052	$3.00	June 10, 2019
204,101	$6.00	July 8, 2019
29,343	$3.00	July 8, 2019
24,625	$8.00	October 23, 2019

1,628,581

Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
	Number of	Weighted Average
	Warrants	Exercise Price
Outstanding at February 1, 2014	94,262	$16.00
Cancelled	(15,000)	$20.00
Issued	1,579,581	$5.60
Expired	(30,262)	$25.60

Outstanding at January 31, 2015	1,628,581	$5.74
Issued	479,757	$4.84
Exercised	(585,709)	$4.00
Expired	(14,611)	$9.82
Outstanding at October 31, 2015	1,508,018	$5.10

	Number of	Weighted Average
	Warrants	Exercise Price
Outstanding at January 31, 2013	54,063	$18.80
Issued	40,199	$12.40
Outstanding at January 31, 2014	94,262	$16.00
Cancelled	(15,000)	$20.00
Issued	1,579,582	$5.60
Expired	(30,263)	$25.60

Outstanding at January 31, 2015	1,628,581	$5.60